Financial instruments and risks - Additional Information (Detail) - USD ($)		12 Months Ended
	May 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents		$ 80,226,000	$ 123,251,000	$ 161,305,000	$ 192,962,000
Perceptive Credit Agreement
Disclosure Of Financial Instruments [Line Items]
Loan issuance amount	$ 15,000,000	15,000,000
Borrowings outstanding	$ 13,300,000	13,274,000
Gross Carrying Amount | Perceptive Credit Agreement
Disclosure Of Financial Instruments [Line Items]
Borrowings outstanding		15,000,000	0
Cash And Cash Equivalents and Term Deposits
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk		$ 26,100,000	43,700,000
Recurring fair value measurement
Disclosure Of Financial Instruments [Line Items]
Financial liabilities measured at fair value			$ 0